Income tax - Major components of income tax expense (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Income Tax Expense [line Items]
Corporate income tax rate (in percent)		20.60%	21.40%	21.40%		22.00%
Deferred income tax
Income tax (expense)/benefit	$ 332	$ (8,206)	$ (479)		$ (652)
Knilo HoldCo AB (Successor Parent)
Current tax:
Current tax on profit for the year		(308)	(1,231)		(1,372)
Total current tax expense		(308)	(1,231)		(1,372)
Deferred income tax
Decrease/(increase) in deferred tax assets		5,324	54		13
(Decrease)/increase in deferred tax liabilities		3,190	1,656		2,011
Total deferred tax expense/(benefit)		8,514	1,710		2,024
Income tax (expense)/benefit		$ 8,206	$ 479		$ 652
Nexttobe AB (Predecessor Parent)
Current tax:
Current tax on profit for the year	(123)
Total current tax expense	(123)
Deferred income tax
Decrease/(increase) in deferred tax assets	(2)
(Decrease)/increase in deferred tax liabilities	(207)
Total deferred tax expense/(benefit)	(209)
Income tax (expense)/benefit	$ (332)